Share based payments - Summary of subscription rights outstanding and exercisable (Details)			12 Months Ended
	Oct. 01, 2024 shares	May 16, 2024 shares	Dec. 31, 2024 EquityInstruments € / shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 73.19	€ 77.93	€ 83.12	€ 92.69
Outstanding at the beginning of the year			11,472,520	10,816,856	8,579,837
Granted during the year	41,000	1,340,000	1,381,000	1,538,400	3,127,239
Exercised during year				(61,560)	(282,790)
Forfeited during the year			(547,911)	(544,676)	(607,430)
Expired during the year			(394,500)	(276,500)
Outstanding at the end of the year			11,911,109	11,472,520	10,816,856
Exercisable			5,182,941	5,836,538	2,574,218	1,751,013
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 73.19	€ 77.93	€ 83.1
Outstanding at the beginning of the year			11,472,520	10,816,856
Granted during the year			1,381,000
Forfeited during the year			(547,911)
Expired during the year			(394,500)
Outstanding at the end of the year			11,911,109	11,472,520	10,816,856
Exercisable			5,182,941
2016 allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 46.1
Outstanding at the beginning of the year			325,500
Expired during the year			(325,500)
Outstanding at the end of the year				325,500
2016 RMV allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 46.1
Outstanding at the beginning of the year			69,000
Expired during the year			(69,000)
Outstanding at the end of the year				69,000
2016 (B) allocated on January 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 62.5
Outstanding at the beginning of the year			10,000
Outstanding at the end of the year			10,000	10,000
Exercisable			10,000
2017 allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 80.57
Outstanding at the beginning of the year			585,000
Outstanding at the end of the year			585,000	585,000
Exercisable			585,000
2017 RMV allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 80.57
Outstanding at the beginning of the year			122,500
Forfeited during the year			(17,500)
Outstanding at the end of the year			105,000	122,500
Exercisable			105,000
2018 allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 79.88
Outstanding at the beginning of the year			964,995
Forfeited during the year			(35,000)
Outstanding at the end of the year			929,995	964,995
Exercisable			929,995
2018 RMV allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 79.88
Outstanding at the beginning of the year			132,500
Forfeited during the year			(15,000)
Outstanding at the end of the year			117,500	132,500
Exercisable			117,500
2019 allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 95.11
Outstanding at the beginning of the year			1,208,240
Forfeited during the year			(63,250)
Outstanding at the end of the year			1,144,990	1,208,240
Exercisable			1,144,990
2019 RMV allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 95.11
Outstanding at the beginning of the year			177,250
Forfeited during the year			(23,750)
Outstanding at the end of the year			153,500	177,250
Exercisable			153,500
2020 allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 168.42
Outstanding at the beginning of the year			1,369,617
Forfeited during the year			(53,925)
Outstanding at the end of the year			1,315,692	1,369,617
Exercisable			1,315,692
2020 RMV allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 168.42
Outstanding at the beginning of the year			193,300
Forfeited during the year			(14,125)
Outstanding at the end of the year			179,175	193,300
Exercisable			179,175
2021 BE allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 64.76
Outstanding at the beginning of the year			1,032,606
Forfeited during the year			(17,573)
Outstanding at the end of the year			1,015,033	1,032,606
2021 RMV allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 64.76
Outstanding at the beginning of the year			226,296
Forfeited during the year			(7,371)
Outstanding at the end of the year			218,925	226,296
Exercisable			109,258
2021 ROW allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 64.76
Outstanding at the beginning of the year			667,496
Forfeited during the year			(76,046)
Outstanding at the end of the year			591,450	667,496
Exercisable			295,498
2022 (A) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 46.18
Outstanding at the beginning of the year			30,000
Outstanding at the end of the year			30,000	30,000
Exercisable			15,000
2022 (B) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 50
Outstanding at the beginning of the year			1,000,000
Outstanding at the end of the year			1,000,000	1,000,000
2022 BE allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 57.46
Outstanding at the beginning of the year			817,828
Forfeited during the year			(13,596)
Outstanding at the end of the year			804,232	817,828
2022 BE allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 51.58
Outstanding at the beginning of the year			78,000
Outstanding at the end of the year			78,000	78,000
2022 RMV allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 57.46
Outstanding at the beginning of the year			203,464
Forfeited during the year			(4,395)
Outstanding at the end of the year			199,069	203,464
Exercisable			49,672
2022 ROW allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 57.46
Outstanding at the beginning of the year			705,500
Forfeited during the year			(74,400)
Outstanding at the end of the year			631,100	705,500
Exercisable			157,661
2022 BE/ROW allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 51.58
Outstanding at the beginning of the year			60,000
Outstanding at the end of the year			60,000	60,000
Exercisable			15,000
2023 BE allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 35.11
Outstanding at the beginning of the year			609,028
Forfeited during the year			(15,778)
Outstanding at the end of the year			593,250	609,028
2023 RMV allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 35.11
Outstanding at the beginning of the year			102,500
Forfeited during the year			(2,500)
Outstanding at the end of the year			100,000	102,500
2023 ROW allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 35.11
Outstanding at the beginning of the year			561,900
Forfeited during the year			(65,000)
Outstanding at the end of the year			496,900	561,900
2023 BE allocated on June 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 38.58
Outstanding at the beginning of the year			200,000
Outstanding at the end of the year			200,000	200,000
2023 ROW allocated on November 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 32.99
Outstanding at the beginning of the year			20,000
Outstanding at the end of the year			20,000	20,000
2024 BE allocated in May 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 26.9
Granted during the year			679,000
Forfeited during the year			(11,202)
Outstanding at the end of the year			667,798
2024 RMV allocated in May 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 26.9
Granted during the year			21,500
Outstanding at the end of the year			21,500
2024 ROW allocated on May 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 26.9
Granted during the year			639,500
Forfeited during the year			(37,500)
Outstanding at the end of the year			602,000
2024 BE allocated in October 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 25.88
Granted during the year			3,500
Outstanding at the end of the year			3,500
2024 ROW allocated in October 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares			€ 25.88
Granted during the year			37,500
Outstanding at the end of the year			37,500